Financing Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Income
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss	$ 3,902	$ 509	$ 110
Interest income on cash and cash equivalents	85	0	0
Net foreign exchange income	891	0	0
Total Financial Income	4,878	509	110
Financial Expenses
Net foreign exchange loss	0	1,279	85
Interest expense on lease liabilities	266	9	5
Bank interest and commission expenses	20	11	3
Total Financial expenses	286	1,299	93
Net financing expenses (income) recognized in profit or loss	$ (4,592)	$ 790	$ (17)